Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss) attributable to Shell plc shareholders		$ 20,635	$ 9,707	$ 5,467	$ 30,342		$ 15,121
Repurchases of shares	[1]				(8,544)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			18,909		18,909		12,752
Other comprehensive income/(loss) attributable to Shell plc shareholders					5,186		6,033
Transfer from other comprehensive income					13		(15)
Repurchases of shares					27	[1],[2]	0
Share-based compensation					(137)		(219)
Ending balance		23,998		18,552	23,998		18,552
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			37,298		37,298		37,298
Other comprehensive income/(loss) attributable to Shell plc shareholders					0		0
Transfer from other comprehensive income					0		0
Repurchases of shares					0		0
Share-based compensation					0		0
Ending balance		37,298		37,298	37,298		37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			154		154		154
Other comprehensive income/(loss) attributable to Shell plc shareholders					0		0
Transfer from other comprehensive income					0		0
Repurchases of shares					0		0
Share-based compensation					0		0
Ending balance		154		154	154		154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			139		139		129
Other comprehensive income/(loss) attributable to Shell plc shareholders					0		0
Transfer from other comprehensive income					0		0
Repurchases of shares					27		0
Share-based compensation					0		0
Ending balance		168		129	168		129
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			964		964		906
Other comprehensive income/(loss) attributable to Shell plc shareholders					0		0
Transfer from other comprehensive income					0		0
Repurchases of shares					0		0
Share-based compensation					(137)		(219)
Ending balance		827		687	827		687
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (19,646)		(19,646)		(25,735)
Other comprehensive income/(loss) attributable to Shell plc shareholders					5,186		6,033
Transfer from other comprehensive income					13		(15)
Repurchases of shares					0		0
Share-based compensation					0		0
Ending balance		$ (14,447)		$ (19,717)	$ (14,447)		$ (19,717)

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.
[2]	See Note 5 “Other reserves”.